Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income tax expense computed at statutory federal tax rate			$ (609)	$ (2,527)
Tax Jurisdiction of Domicile [Extensible Enumeration]			Income tax benefit
State and local income taxes, net of federal income tax effect			$ (483)
Foreign items, including change in tax rates, and other				(1,158)
Change in valuation allowance				2,798
Income tax benefit	$ 30		7	(782)
Loss from continuing operations before taxes	(167)	(4,206)	(2,991)	(11,994)
Disallowed expenses and non-taxable income				35
Loss surrendered to generate R&D credit
Additional research and development tax relief
Stock Compensation				30
Change in Tax Rate
Section 382 Limitation
Other items				40
Income tax benefit	$ 30		7	$ (782)
UNITED KINGDOM
Foreign items, including change in tax rates, and other			8,940
Change in valuation allowance			(55,877)
Non-deductible expenses			47,251
MALAYSIA
Foreign items, including change in tax rates, and other			(35)
UNITED STATES
Change in valuation allowance			1,921
Non-deductible expenses			(1,039)
Other adjustments			$ (62)